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                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110


January 29, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  The Select Sector SPDR Trust (the "Trust")
File Nos. 333-57791; 811-08837
Post-Effective Amendment No. 8


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Trust does not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2004.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3971.

Sincerely,


/s/ Stephanie M. Nichols
------------------------
Stephanie M. Nichols
Counsel